TAXATION - Components of deferred tax assets/(liabilities) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Deferred tax liabilities:
Operating lease right-of-use assets	¥ (1,404,226)	$ (192,412)	¥ (1,231,712)
Total deferred tax liabilities	(1,404,226)	(192,412)	(1,231,712)
Deferred tax assets
Donation			680
Accrued expenses	28,006	3,837	27,692
Accrued welfare	95,811	13,128	55,920
Operating lease liabilities	1,407,218	192,822	1,235,388
Impairment loss of long-lived assets and investments	6,703	918	4,568
Allowance for doubtful accounts	781	107	5,756
Tax losses	301,407	41,300	694,459
Total deferred tax assets before valuation allowance	1,839,926	252,112	2,024,463
Valuation allowance	(164,100)	(22,484)	(442,669)
Total deferred tax assets, net of valuation allowance	1,675,827	229,628	1,581,794
Total deferred tax assets, net	271,601	37,216	350,082
Valuation allowance	164,100	22,484	¥ 442,669
Accumulated tax losses	¥ 1,046,200	$ 143,400